Earnings (Loss) Per Share - Schedule of Shares Excluded from Calculation of Diluted EPS (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	8,123,356	8,123,356
Public warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	2,519,869	2,519,869
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	4,333,333	4,333,333
Penny Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	1,270,154	1,270,154